Condensed financial information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Information [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

AngloGold Ashanti Holdings plc (“IOMco”), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”). See Note 18 and Note 20. IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the United States of America and Namibia). The following is condensed consolidating financial information for the Company as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company's consolidated financial statements.

Condensed Consolidating Statement Of Income [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,709	1	4,108	(176)	6,642
Product sales	2,561	-	4,009	-	6,570
Interest, dividends and other	148	1	99	(176)	72
Costs and expenses	2,417	99	1,453	552	4,521
Production costs	1,115	-	1,862	-	2,977
Exploration costs	19	18	242	-	279
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	249	27	32	(21)	287
Royalties paid	73	-	120	-	193
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Interest expense	5	69	104	-	178
Accretion expense	12	-	16	-	28
Employment severance costs	9	-	6	-	15
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	574	(15)	(1,175)	573	(43)
Non-hedge derivative loss and movement on bonds	-	-	(196)	-	(196)

Income/(loss) before income tax provision	292	(98)	2,655	(728)	2,121
Taxation expense	(333)	(2)	(370)	-	(705)
Equity income /(loss) in associates	62	(3)	-	-	59
Equity income/(loss) in subsidiaries	1,465	808	-	(2,273)	-
Income/(loss) from continuing operations	1,486	705	2,285	(3,001)	1,475
Preferred stock dividends	(61)	-	(61)	122	-
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Less: Net income attributable to noncontrolling interests	-	-	(50)	-	(50)

Net income/(loss) attributable to AngloGold Ashanti	1,425	705	2,174	(2,879)	1,425

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss and movement on bonds	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	-
Income/(loss) from continuing operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	-
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	-	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,775	(38)	2,273	(56)	3,954
Product sales	1,665	-	2,119	0	3,784
Interest, dividends and other	110	(38)	154	(56)	170
Costs and expenses	2,073	625	2,777	(623)	4,852
Production costs	862	-	1,367	-	2,229
Exploration costs	6	14	130	-	150
Related party transactions	(18)	-	0	-	(18)
General and administrative expenses/(recoveries)	96	(121)	149	34	158
Royalties paid	-	-	84	-	84
Market development costs	5	-	5	-	10
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Interest expense	4	67	52	-	123
Accretion expense	6	-	11	-	17
Employment severance costs	10	-	4	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(10)	(657)	10
Non-hedge derivative loss and movement on bonds	809	-	643	-	1,452

(Loss)/income before income tax provision	(298)	(663)	(504)	567	(898)
Taxation benefit/(expense)	112	(2)	(77)	0	33
Equity income/(loss) in associates	98	(10)	0	0	88
Equity (loss)/income in subsidiaries	(673)	(383)	0	1,056	0
(Loss)/income from continuing operations	(761)	(1,058)	(581)	1,623	(777)
Preferred stock dividends	(64)	0	(65)	129	0
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Less: Net income attributable to noncontrolling interests	-	0	(48)	0	(48)

Net (loss)/income attributable to AngloGold Ashanti	(825)	(1,058)	(694)	1,752	(825)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Supplemental Balance Sheet Disclosures [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015
Total assets	7,311	6,027	9,740	(11,893)	11,185
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated deficit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074
Total assets	6,911	3,001	9,703	(9,227)	10,388
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated deficit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388
The accompanying notes are an integral part of these Consolidated Financial Statements.

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	1,158	11	1,503	(122)	2,550
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	577	(15)	(1,108)	573	27
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Deferred taxation	212	-	87	-	299
Other non cash items	(1,709)	(789)	199	2,184	(115)
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	153	-	189

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	146	108	(254)	-	-
Receivables	14	-	(27)	-	(13)
Inventories	23	-	(267)	-	(244)
Accounts payable and other current liabilities	66	2	58	-	126
Net cash used in investing activities	(552)	(103)	(948)	-	(1,603)
Increase in non-current investments	(32)	(98)	(132)	-	(262)
Net associates and equity accounted joint ventures loans advanced	-	(5)	(20)	-	(25)
Additions to property, plant and equipment	(529)	-	(864)	-	(1,393)
Expenditure on intangible assets	(10)	-	(6)	-	(16)
Proceeds on sale of mining assets	6	-	13	-	19
Proceeds on sale of investments	-	-	91	-	91
Proceeds from disposal of subsidiary	9	-	-	-	9
Net loans receivable repaid	4	-	-	-	4
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	(19)	-	(19)
Net cash (used)/generated by financing activities	(282)	436	(595)	122	(319)
Net changes in short-term debt	(99)	-	(10)	-	(109)
Issuance of stock	10	202	(202)	-	10
Share issue expenses	(1)	-	-	-	(1)
Net changes in long-term debt	-	(50)	-	-	(50)
Debt issue costs	-	-	-	-	-
Cash effects from hedge restructuring	-	-	-	-	-
Dividends (paid)/received	(192)	284	(383)	122	(169)

Net increase/(decrease) in cash and cash equivalents	324	344	(40)	-	628
Effect of exchange rate changes on cash	(88)	-	(14)	-	(102)
Cash and cash equivalents - January 1,	152	114	320	-	586
Cash and cash equivalents - December 31,	388	458	266	-	1,112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Proceeds on disposal of associate	1	-	-	-	1
Net associates and equity accounted joint ventures loans advanced	(3)	-	-	-	(3)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	326	(481)	727	(129)	443
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(2)	(657)	18
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Deferred taxation	(141)	-	(58)	-	(199)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	946	(1,685)	3,540	(1,224)	1,577
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(3)	-	22	-	19

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	27	1,571	(1,598)	-	-
Receivables	(5)	(3)	(36)	-	(44)
Inventories	(23)	-	(146)	-	(169)
Accounts payable and other current liabilities	57	29	106	-	192
Net cash (used)/generated in investing activities	(398)	(344)	474	-	(268)
Increase in non-current investments	-	(344)	(99)	-	(443)
Net associates and equity accounted joint ventures loans advanced	(2)	-	-	-	(2)
Additions to property, plant and equipment	(386)	-	(633)	-	(1,019)
Proceeds on sale of mining assets	-	-	1,142	-	1,142
Proceeds on sale of investments	-	-	81	-	81
Cash effects from hedge restructuring	(11)	-	(7)	-	(18)
Net loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(10)	-	(10)
Net cash generated/(used) by financing activities	103	1,174	(1,103)	129	303
Net changes in short-term debt	-	(764)	(89)	-	(853)
Issuance of stock	306	693	(693)	-	306
Share issue expenses	(11)	-	-	-	(11)
Net changes in long-term debt	-	674	222	-	896
Debt issue costs	-	-	(14)	-	(14)
Cash effects from hedge restructuring	(83)	-	118	-	35
Dividends (paid)/received	(109)	571	(647)	129	(56)

Net increase in cash and cash equivalents	31	349	98	-	478
Effect of exchange rate changes on cash	46	-	1	-	47
Cash and cash equivalents - January 1,	154	229	192	-	575
Cash and cash equivalents - December 31,	231	578	291	-	1,100

The accompanying notes are an integral part of these Consolidated Financial Statements.